9. INTANGIBLE ASSETS (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Amortization expense	$ 169,615	$ 143,365	$ 295,479	$ 224,979
Customer contracts - Estimated Useful life				5 years
Estimated fair value of transtech			983,645
Intangible assets acquired of transtech			450,000
Estimated assets acquired of transtech			$ 262,500